11. INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Non-capital loss carry forward	$ 13,085,490	$ 19,506,412
Resource expenditures	4,610,549	7,259,556
Equipment	131,337	152,063
Share issue and legal costs	10,757	70,341
Other	1,925,091	5,015,648
Deferred income tax assets, gross	19,763,224	32,004,020
Valuation allowance	(16,576,867)	(24,634,353)
Deferred income tax assets	3,186,357	7,369,667
Deferred income tax liabilities:
Foreign exchange on loan	(306,065)	(1,441,120)
Mineral property interests	(6,447,589)	(9,335,671)
Deferred income tax liabilities	(6,753,654)	(10,776,791)
Net deferred income tax liabilities	$ (3,567,297)	$ (3,407,124)